Dec. 31, 2021
Pax Global Environmental Markets Fund

Pax World Funds Series Trust I

Supplement Dated December 31, 2021

to the Prospectus and Statement of Additional Information, each dated May 1, 2021

Effective March 31, 2022, the principal investment strategy of Pax Global Environmental Markets Fund will change.

Also effective January 1, 2022, Diederik Basch and Curtis Kim will become Portfolio Managers of Pax Small Cap Fund.

Accordingly, the Prospectus and Statement of Additional Information will be amended as follows:

Prospectus Pages 49 and 104

Under Principal Investment Strategies, the first sentence in the second paragraph is replaced with the following:

Under normal market conditions, the Global Environmental Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; digital infrastructure; resource efficiency & waste management; and sustainable food & agriculture.